Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (1,844)	$ 21,723	$ 28,107	$ (28,082)
Interest on Convertible Debt, Net of Tax	0	0	3,188	0
Dilutive Impact of Stock-Based Awards	0	0	(87)	0
Net Income (Loss) Attributable to Parent, Diluted	$ (1,844)	$ 21,723	$ 31,208	$ (28,082)
Weighted Average Number of Shares Outstanding, Basic	101,330,151	101,107,362	101,248,493	100,997,456
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0	9,588,378	0
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	89,021	724,801	0
Weighted Average Number of Shares Outstanding, Diluted	101,330,151	101,196,383	111,561,672	100,997,456
Income (loss) per common share
• Basic (loss) income attributable to shareholders of Teekay Corporation	$ (0.02)	$ 0.21	$ 0.28	$ (0.28)
• Diluted (loss) income attributable to shareholders of Teekay Corporation	$ (0.02)	$ 0.21	$ 0.28	$ (0.28)